LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of earnings per share [text block] [Abstract]
Summary of basic and fully diluted number of shares
	Three Months ended June 30		Six Months ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	($10,883)	($940)	($20,104)	($15,734)
Denominator:
Weighted average number of common shares outstanding for basic EPS	111,319,103	97,517,298	111,261,218	97,517,298
Adjustment for diluted securities[1]	-	-	-	-
Weighted average number of common shares outstanding for diluted EPS	111,319,103	97,517,298	111,261,218	97,517,298

Basic and fully diluted loss per share	($0.10)	($0.01)	($0.18)	($0.16)

[1]	The following securities were exercisable and not included in the calculation of fully diluted loss per share:

Summary of fully diluted loss per share
Stock options	962,692	914,575	962,692	914,575
RSUs	1,201,761	167,860	1,201,761	167,860
Warrants Derivative	18,508,904	19,592,392	18,508,904	19,592,392
Warrants Equity	9,912,633	9,912,633	9,912,633	9,912,633
	30,585,990	30,587,460	30,585,990	30,587,460